Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 87,110	$ 77,853
Less: allowance for expected credit losses	(872)	(779)
Accounts receivables, net	$ 86,238	$ 77,074